Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current
Cash and cash equivalents	$ 93,627	$ 81,055	$ 108,350
Restricted cash - current (note 6)		82,576
Accounts receivable, including non-trade of $10,011 (2010 - $12,832) (note 13)	13,921	19,362
Prepaid expenses	4,916	5,911
Current portion of derivative assets (note 13)	15,608	16,758
Current portion of net investments in direct financing leases (note 6)	6,074	5,635
Advances to affiliates (note 12c)	11,922	6,133
Total current assets	146,068	217,430
Restricted cash long-term (note 6)	495,634	489,562
Vessels and equipment
At cost, less accumulated depreciation of $291,689 (2010 - $200,676)	1,339,571	1,059,465
Vessels under capital leases, at cost, less accumulated depreciation of $163,926 (2010 - $169,274) (note 6)	681,554	880,576
Advances on newbuilding contracts (note 14)		79,535
Total vessels and equipment	2,021,125	2,019,576
Investments in and advances to joint ventures (note 19)	191,448	172,898	93,320
Net investments in direct financing leases (note 6)	403,467	410,060
Advances to joint venture partner (note 8)	10,200	10,200
Other assets (note 11)	24,560	22,967
Derivative assets (note 13)	139,651	45,525
Intangible assets - net (note 7)	114,416	123,546
Goodwill (note 7)	35,631	35,631
Total assets	3,582,200	3,547,395
Current
Accounts payable (includes $556 and $567 for 2011 and 2010, respectively, owing to related parties) (note 12c)	3,302	4,355
Accrued liabilities (includes $3,550 and $3,020 for 2011 and 2010, respectively, owing to related parties) (notes 9, 12c and 13)	46,740	38,672
Unearned revenue	9,988	13,944
Current portion of long-term debt (note 10)	84,722	76,408
Current obligations under capital lease (note 6)	47,203	267,382
Current portion of derivative liabilities (note 13)	43,973	50,603
Advances from affiliates (note 12c) and joint venture partner of nil (2010 - $59)	17,400	133,410
Total current liabilities	253,328	584,774
Long-term debt (note 10)	1,230,509	1,322,707
Long-term obligations under capital lease (note 6)	599,844	470,752
Long-term unearned revenue	40,003	41,700
Other long-term liabilities (note 6)	69,562	64,777
Derivative liabilities (note 13)	249,245	149,362
Total liabilities	2,442,491	2,634,072
Commitments and contingencies (notes 6, 8, 10, 13 and 14)
Equity
Non-controlling interest	26,242	17,123
Partners' equity	1,113,467	896,200
Total equity	1,139,709	913,323	917,038
Total liabilities and equity	3,582,200	3,547,395
Consolidation of variable interest entities (note 14)
Subsequent events (note 21)